RELATED PARTY TRANSACTIONS (Details Narrative)			12 Months Ended
	Jun. 12, 2025 shares	Jun. 07, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 04, 2025 shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CAD ($) shares	May 31, 2025 USD ($)	May 31, 2025 CAD ($)	Apr. 25, 2025 USD ($)	Apr. 25, 2025 CAD ($)	Jan. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Director fees			$ 0		$ 0	$ 30,000
Options granted | shares			277,778	277,778
Brie [Member] | Units [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares							8,417	145,455	145,455
Brie [Member] | Executive Services [Member]
IfrsStatementLineItems [Line Items]
Contract services expense			$ 100,654	$ 137,796
Brie [Member] | Executive Services [Member] | April May And June 2025 [Member]
IfrsStatementLineItems [Line Items]
Contactual obligation												$ 16,700	$ 24,000
Brie [Member] | Executive Services [Member] | July 2025 And Thereafter [Member]
IfrsStatementLineItems [Line Items]
Contactual obligation								$ 5,600	$ 8,000	$ 5,600	$ 8,000
Nemo Resources [Member] | Management Services [Member]
IfrsStatementLineItems [Line Items]
Contract services expense			107,355	$ 150,263
Nemo Resources [Member] | Management Services [Member] | Monthly Fee [Member]
IfrsStatementLineItems [Line Items]
Contactual obligation												8,650	12,000
Cash payment												$ 64,900	$ 90,000
Officers And Directors [Member]
IfrsStatementLineItems [Line Items]
Options granted | shares	202,020
Share-based compensation expense			64,927		24,000
Two Independent Directors And CFO [Member]
IfrsStatementLineItems [Line Items]
Options granted | shares		60,606
Power [Member]
IfrsStatementLineItems [Line Items]
Monthly payment			2,500
Power [Member] | General And Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
Contract services expense			7,500		30,000	30,000
CFO [Member]
IfrsStatementLineItems [Line Items]
Contract services expense			54,341		36,810	28,033
Four Members Of Board [Member]
IfrsStatementLineItems [Line Items]
Proceeds from fees received						7,500
John Gibbs [Member]
IfrsStatementLineItems [Line Items]
Long term notes														$ 25,000
Interest rate														6.00%
John Gibbs [Member] | Advanced Deposit [Member]
IfrsStatementLineItems [Line Items]
Proceeds from related party						25,000
John Power [Member]
IfrsStatementLineItems [Line Items]
Due to related party			$ 0		$ 6,000	100,000
Long term notes		$ 100,000
Interest rate		6.00%
Debt maturity date		Jan. 02, 2026
John Power [Member] | Advanced Deposit [Member]
IfrsStatementLineItems [Line Items]
Proceeds from related party						$ 21,000